CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB67,844, RMB182,586 and RMB920,917 for the years ended December 31, 2023, 2024 and 2025, respectively)
Net revenues	¥ 5,909,019	$ 844,979	¥ 5,625,919	¥ 5,389,208
Cost of revenues: (include transactions with related parties of RMB111,332, RMB86,275 and RMB45,069 for the years ended December 31, 2023, 2024 and 2025, respectively)
Cost of revenues	(3,292,191)	(470,777)	(2,877,428)	(2,621,746)
Gross profit	2,616,828	374,202	2,748,491	2,767,462
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB15,060, RMB10,411 and RMB18,428 for the years ended December 31, 2023, 2024 and 2025, respectively)	(1,684,323)	(240,855)	(1,872,586)	(2,268,428)
Research and development expenses (include transactions with related parties of RMB44,906, RMB25,380 and RMB19,241 for the years ended December 31, 2023, 2024 and 2025, respectively)	(514,232)	(73,535)	(539,998)	(743,364)
General and administrative expenses (include transactions with related parties of RMB9,009, RMB9,096 and RMB7,534 for the years ended December 31, 2023, 2024 and 2025, respectively)	(196,964)	(28,165)	(187,086)	(221,996)
Total operating expenses	(2,395,519)	(342,555)	(2,599,670)	(3,233,788)
(Loss)/Income from operations	221,309	31,647	148,821	(466,326)
Interest income	2,428	347	3,919	8,348
Interest expense (include interest expense charged by related parties of RMB69,472, RMB73,090 and RMB62,972 for the years ended December 31, 2023, 2024 and 2025, respectively)	(62,972)	(9,005)	(73,090)	(69,472)
Others, net (Note 14)	(47,134)	(6,740)	1,585	(11,578)
(Loss)/Income before tax	113,631	16,249	81,235	(539,028)
Income tax expenses	(16,589)	(2,372)	(6,009)	(11,089)
Net (loss)/income	97,042	13,877	75,226	(550,117)
Net loss attributable to noncontrolling interests	10,304	1,473	6,987	182
Net (loss)/income attributable to ordinary shareholders of the Company	107,346	15,350	82,213	(549,935)
Net (loss)/income	97,042	13,877	75,226	(550,117)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	11,590	1,657	(10,997)	(8,448)
Total other comprehensive (loss)/income	11,590	1,657	(10,997)	(8,448)
Total comprehensive (loss)/income	108,632	15,534	64,229	(558,565)
Comprehensive loss attributable to noncontrolling interests	10,304	1,473	6,987	182
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	¥ 118,936	$ 17,007	¥ 71,216	¥ (558,383)
Net (loss)/income per ordinary share/ADS
Basic | (per share)	¥ 0.91	$ 0.13	¥ 0.7	¥ (4.53)
Diluted | (per share)	¥ 0.9	$ 0.13	¥ 0.7	¥ (4.53)
Weighted average number of ordinary shares/ADSs
Weighted average number of ordinary shares/ADSs outstanding, basic | shares	118,084,439	118,084,439	117,426,938	121,381,857
Diluted | shares	119,851,130	119,851,130	118,173,469	121,381,857
Learning services [Member]
Net revenues: (include transactions with related parties of RMB67,844, RMB182,586 and RMB920,917 for the years ended December 31, 2023, 2024 and 2025, respectively)
Net revenues	¥ 2,630,571	$ 376,167	¥ 2,747,290	¥ 3,148,114
Cost of revenues: (include transactions with related parties of RMB111,332, RMB86,275 and RMB45,069 for the years ended December 31, 2023, 2024 and 2025, respectively)
Cost of revenues	(1,046,214)	(149,607)	(1,060,177)	(1,159,357)
Gross profit	1,584,357		1,687,113	1,988,757
Smart devices [Member]
Net revenues: (include transactions with related parties of RMB67,844, RMB182,586 and RMB920,917 for the years ended December 31, 2023, 2024 and 2025, respectively)
Net revenues	739,644	105,768	903,669	909,192
Cost of revenues: (include transactions with related parties of RMB111,332, RMB86,275 and RMB45,069 for the years ended December 31, 2023, 2024 and 2025, respectively)
Cost of revenues	(396,456)	(56,692)	(553,620)	(552,810)
Gross profit	343,188		350,049	356,382
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB67,844, RMB182,586 and RMB920,917 for the years ended December 31, 2023, 2024 and 2025, respectively)
Net revenues	2,538,804	363,044	1,974,960	1,331,902
Cost of revenues: (include transactions with related parties of RMB111,332, RMB86,275 and RMB45,069 for the years ended December 31, 2023, 2024 and 2025, respectively)
Cost of revenues	(1,849,521)	$ (264,478)	(1,263,631)	(909,579)
Gross profit	¥ 689,283		¥ 711,329	¥ 422,323